Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Loss before tax for the year	$ (45,450)	$ (24,621)	$ (174,590)	$ (35,401)	$ (20,914)
Share-based compensation	9,022	15,274	114,205	3,657	3,269
Issuance of restricted shares to investors	465	610	7,811
Depreciation and amortization	1,546	2,274	3,450	2,273	225
Decrease in other receivables	13	699	1,239	140	2,938
Impairment of intangible assets			1,542	2,197
Impairment of goodwill			6,025	6,813
Decrease in trade payables	(6,910)	(549)	(862)	(2,780)	2,074
Decrease in other payables	(1,132)	(375)	(440)	1,761	(235)
Increase in other liabilities					19
Revaluation of financial liabilities at fair value		(1,516)	(1,500)	1,890	1,496
Interest expenses and revaluation of convertible notes	5,253	2,277	18,812	6,818	3,899
Financial expenses, net due to bridge loans principal amounts	13	23	44	435
Interest on leases	18	18
Revaluation of Investment in gold	158
Remeasurement of investment in associated company					(22,164)
Financial expenses, net due to revaluation of SEPA	11,644
Interest expenses due to short term loan		1,315	3,634
Issuance of warrants to the placement agent		426
Share in losses of associated companies, net					101
Issuance of ordinary shares and warrants due to underwriter fees			990	238	11
Issuance cost due to inducement Alpha warrant B’s exercise price				184
Issuance of ordinary shares due to commitment/facility fee			2,639	460
SPAC transaction - listing costs					16,802
Net cash flow used in operating activities	(25,360)	(4,145)	(17,001)	(11,314)	(12,479)
Cash flows from investing activities:
Purchase of property, plant and equipment	(146)			(21)	(60)
Investment in Gold	(1,001)
Capitalized development cost				(169)	(976)
Net cash flow used in investing activities	(1,147)			(190)	(1,036)
Cash flows from financing activities:
Repayment of short-term loan		(200)	(500)
Repayment of convertible notes		(246)	(563)
Payment of lease liabilities	(26)	(41)	(53)	(80)	(42)
Repayment of bridge loans	(301)	(250)	(370)	(34)	(30)
Proceeds from SEPA share issuance, net	50,523
Repayment of pre-paid advances/ advance payment for equity, net				(423)	2,679
Proceeds from issuance of ordinary shares and pre-funded warrants				6,945	2,630
Exercise of warrants and pre-funded warrants into ordinary shares				2,399	642
Proceeds from issuance of convertible notes and security		3,426	31,231	3,303	2,606
Proceeds from short term loan				1,000
Proceeds from issuance of bridge loans and warrants					550
Issuance of shares in the SPAC transaction, net					2,919
Net cash flow from financing activities	50,196	2,689	29,745	13,110	11,954
Increase (decrease) in cash and cash equivalents	23,689	(1,456)	12,744	1,606	(1,561)
Cash and cash equivalents at beginning of period	12,201	2,343	2,343	168	1,398
Exchange rate differences on cash and cash equivalent	(2,350)	(137)	(2,886)	569	331
Cash and cash equivalents at end of period	33,540	750	12,201	2,343	168
Appendix A – Non-Cash transactions during the period:
Conversion of financial liability into ordinary shares			4,134	645	5,330
Conversion of bridge loans into ordinary shares and warrants			6	128	5,192
Conversion of convertible notes (and warrants) into ordinary shares	11,080	3,204	43,146	8,530	175
Exercise of cashless options into ordinary shares				314	2,925
Exercise of warrants and pre-funded warrants into ordinary shares				4,824	1,008
Issuance cost				152
Other current receivable in connection to exercise of Series A Common Warrant				1,510
Remeasurement of investment in associated company					(22,164)
Issuance of warrants to the placement agent in connection to RBW May agreement			$ (1,728)
Issuance of Ordinary shares to services providers	911
Issuance of warrants to the placement agent – issuance expenses against additional paid in capital		$ (698)